Supplement dated June 12, 2019

to the Prospectuses and Statements of Additional Information (“SAIs”) for

PHOENIX DIMENSIONS (DATED JUNE 5, 2015)

BIG EDGE (DATED JUNE 5, 2015)

THE BIG EDGE PLUS (DATED JUNE 5, 2015)

GROUP STRATEGIC EDGE (DATED JUNE 5, 2015)

THE BIG EDGE CHOICE (NY) (DATED JUNE 5, 2015)

RETIREMENT PLANNER’S EDGE (DATED MAY 1, 2009)

PHOENIX INVESTOR’S EDGE (DATED MAY 1, 2009)

PHOENIX INCOME CHOICE (DATED MAY 1, 2009)

FREEDOM EDGE (DATED MAY 1, 2009)

PHOENIX SPECTRUM EDGE (DATED NOVEMBER 17, 2008)

PHOENIX ASSET MANAGER (PROSPECTUS DATED MAY 1, 2008; SAI DATED DECEMBER 19, 2008)

PHOENIX JOINT EDGE VUL (DATED JUNE 5, 2015)

PHOENIX BENEFIT CHOICE VUL (DATED JUNE 5, 2015)

FLEX EDGE (DATED JUNE 5, 2015)

FLEX EDGE SUCCESS (DATED JUNE 5, 2015)

INDIVIDUAL EDGE (DATED JUNE 5, 2015)

PHOENIX EXECUTIVE VUL (DATED MAY 1, 2009)

THE PHOENIX EDGE (PROSPECTUS DATED MAY 1, 2008; SAI DATED DECEMBER 19, 2008)

CORPORATE EDGE (PROSPECTUS DATED MAY 1, 2008; SAI DATED DECEMBER 18, 2008)

PHOENIX EXPRESS VUL (PROSPECTUS DATED MAY 1, 2008; SAI DATED DECEMBER 18, 2008)

ESTATE EDGE (PROSPECTUS DATED MAY 1, 2008; SAI DATED DECEMBER 17, 2008)

Issued by

NASSAU LIFE INSURANCE COMPANY

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

This Supplement updates certain information in the prospectus and statement of additional information for each variable annuity contract and variable life insurance contract listed above (each a “Contract”). All terms not defined in this supplement shall have the same meanings as the terms used in the prospectuses and statement of additional information. Please read this Supplement carefully and keep it for future reference. No other action is required of you.

Effective October 10, 2018, Phoenix Life Insurance Company changed its name to Nassau Life Insurance Company. Accordingly, all references in the prospectuses and statements of additional information to “Phoenix Life Insurance Company” are changed to “Nassau Life Insurance Company.”

The terms and provisions of your Contract have not changed. Nassau Life Insurance Company will continue to honor all of its obligations under your Contract.

If you have any questions regarding this Supplement you may contact us by writing to Nassau Re, P.O. Box 219361, Kansas City, MO 64121-9361 or calling toll-free Variable and Universal Life Administration at 800-417-4769.